Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income	$ 102,236	$ 86,282	$ 52,100
Weighted average shares outstanding (in shares)	84,791	84,591	84,360
Weighted average common and common equivalent shares outstanding (in shares)	86,451	86,200	85,756
Earning Per Share (Basic)	$ 1.21	$ 1.02	$ 0.62
Earning Per Share (Diluted)	$ 1.18	$ 1.00	$ 0.61
Share-based Payment Arrangement, Option [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Dilutive effect of employee stock options (in shares)	455	482	358
Restricted Stock Units (RSUs) [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Dilutive effect of employee stock options (in shares)	1,205	1,127	1,038